Income Taxes - Schedule of Deferred Income Tax Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
PP&E and intangible assets	$ 1,645	$ 1,450
Regulatory assets	(229)	(204)
Tax pools, deferred financing, and compensation	(208)	(138)
Other	(94)	(161)
Valuation allowance	4	12
Net deferred income tax liabilities	$ 1,118	$ 959